Finance Expenses - Summary of Finance Expenses and Interest Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest costs [abstract]
Trade and other payables	₩ 191,918	₩ 200,440	₩ 204,078
Short-term borrowings	395,773	376,066	145,201
Long-term borrowings	465,352	407,915	204,037
Debt securities	3,857,917	3,634,680	2,388,517
Other financial liabilities	668,115	614,332	472,248
Interest expense (before capitalizing borrowing costs)	5,579,075	5,233,433	3,414,081
Less: Capitalized borrowing costs	(913,980)	(781,774)	(595,535)
Interest expense	4,665,095	4,451,659	2,818,546
Losses on sale of financial assets	434	1	1,841
Losses on valuation of financial assets at fair value through profit or loss	14,247	24,015	44,329
Losses on valuation of derivatives	127,822	148,412	371,038
Losses on transaction of derivatives	59,462	178,959	205,162
Losses on foreign currency translation	2,557,597	491,782	934,005
Losses on foreign currency transaction	90,485	49,677	346,711
Losses on repayment of financial liabilities	0	0	15
Others	20,086	2,513	25,144
Total Finance Expense	₩ 7,535,228	₩ 5,347,018	₩ 4,746,791